Income Taxes - Reconciliation Beginning And Ending Amount Of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Unrecognized tax benefit, beginning of year	$ 1,024	$ 592	$ 318
Gross increases for tax provisions of current years	655	432	274
Unrecognized tax benefit, end of year	$ 1,679	$ 1,024	$ 592